Note 14 - Capital and Other Components of Equity (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions									1 Months Ended				2 Months Ended	12 Months Ended							13 Months Ended
		Feb. 14, 2019 USD ($)	Oct. 23, 2018 CAD ($) $ / shares shares	May 14, 2018 CAD ($) $ / shares shares	May 09, 2018 CAD ($) $ / shares shares	Dec. 27, 2017 CAD ($) $ / shares shares	Dec. 27, 2017 USD ($) $ / shares shares	Feb. 21, 2017 CAD ($) $ / shares shares	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2018 USD ($) $ / shares shares	May 31, 2018 CAD ($) $ / shares shares	Mar. 31, 2017 CAD ($)	Mar. 31, 2019 CAD ($) $ / shares shares	Mar. 31, 2019 CAD ($) $ / shares shares	Mar. 31, 2019 CAD ($) $ / shares $ / shares shares	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) $ / shares shares	Feb. 28, 2017 CAD ($)	Feb. 28, 2017 CAD ($) $ / shares	Mar. 31, 2017 CAD ($)	Mar. 31, 2019 $ / shares	Feb. 14, 2019 CAD ($)	Dec. 27, 2017 $ / shares shares
Statement Line Items [Line Items]
At-the-market sales agreement, estimated aggregate gross proceeds		$ 30.0
At-the-market sales agreement, term		3 years
At-the-market sales agreement, fee, percentage		3.00%
Proceeds from issuing shares			$ 25,400,000						$ 22,600,000	$ 17.4		$ (34,000)	$ 0	$ 57,892,000		$ 11,065,000			$ 5,044,000		$ 5,010,000
Deferred financing costs, current													179,000	179,000	$ 179,000								$ 179,000
Number of shares issued in public offering | shares			18,750,000						16,600,000	16,600,000
Share issued, price per share | (per share)			$ 1.28					$ 1.57		$ 1
Proceeds from issuing shares in public offering, gross			$ 27,600,000						$ 24,700,000	$ 19.1
Issue of equity, number of shares | shares			21,562,500		9,530,000				19,090,000	19,090,000
Number of units issued during period | shares					9,530,000	9,900,990	9,900,990	3,930,518
Unit issued, price per unit | (per share)					$ 1.05			$ 1.45																$ 1.01
Proceeds from issuing units					$ 10,000,000	$ 12,600,000	$ 10.0	$ 5,699,000
Number of warrants issued during period | shares					9,530,000
Exercise price, warrants issued | (per share)					$ 1.31		$ 1.2625	$ 2.15
Issue of equity														54,407,000		6,575,000			4,653,000
Unit issuance costs								$ 1,190,000						$ 1,800,000
Number of shares called by warrants | shares						495,050		234,992																495,050
Warrant costs						$ 406,000
Unit, shares of class A share | shares								1
Unit, shares of class A share purchase warrant | shares								0.5
Number of shares called by each warrant | shares								1
Warrants and rights outstanding								$ 144,000
Weighted average share price								$ 2.65
Increase (decrease) from equity settled non-employee share-based payment, shares | shares								60,000
Increase (decrease) from equity settled non-employee share-based payment								$ 94,000											94,000
Share-based payment costs allocated to share capital								85,000
Share-based payment costs allocated to debt								$ 9,000
Warrants exercised, equity shares issued | shares														772,474
Number of warrants exercised | shares														775,855
Proceeds from exercise of warrants														$ 1,011,000		384,000
May 2018 public offering warrants 2018 [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares											$ 1.31			$ 1.31
Warrants and rights outstanding	[1]												8,246,000	$ 8,246,000	$ 8,246,000
Number of warrants exercised | shares														771,400
Proceeds from exercise of warrants														$ 1,000,000
Series December 2017 US public offering warrants 2017 [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares															$ 1.26
Warrants and rights outstanding	[2]												8,017,000	8,017,000	$ 8,017,000	6,405,000	6,405,000
Series 8 December 2013 Public offering warrants related to liability [member]
Statement Line Items [Line Items]
Warrants and rights outstanding	[3]											209,000				21,000	21,000		187,000	187,000	209,000
Exercise price for 10 warrants | $ / shares																						$ 15
Warrants exercised, equity shares issued | shares														1,074
Number of warrants exercised | shares														4,455
Public offering broker warrants May 2018 [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares														$ 1.05
Public offering warrants February 2017, equity portion [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | (per share)															$ 1.2625			$ 2.15
Warrants and rights outstanding	[4]
Number of warrants exercised | shares																		178,721
Proceeds from exercise of warrants																		$ 384,000
Series December 2017 US Broker warrants, equity portion [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares														$ 2.15
The 2017 Unsecured convertible debenture conversion option and contingent warrant related to equity [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares														$ 1.90
Warrants and rights outstanding	[5]											309,000	309,000	$ 309,000	309,000	309,000	309,000		309,000	309,000	309,000
Deferred tax expense (income)														$ 129,000
Series 9 Private Placement warrants 2013 related to equity [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares														$ 13.30
Warrants and rights outstanding	[6]
Series 2017-BW Broker warrants related to equity [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares														$ 2.15
Warrants exercised, equity shares issued, amount														$ 71,000
Warrants and rights outstanding	[7]											$ 144,000							144,000	$ 144,000	$ 144,000
Warrants exercised, equity shares issued | shares														117,496
Warrants expired | shares														117,496
Additional paid-in capital [member]
Statement Line Items [Line Items]
Issue of equity														$ 283,000		406,000			144,000
Warrant costs																144
Increase (decrease) from equity settled non-employee share-based payment
Underwriter [member]
Statement Line Items [Line Items]
Number of shares called by warrants | shares						892,044																		892,044
Warrants exercised, equity shares issued, amount						$ 0
Common shares [member]
Statement Line Items [Line Items]
Issue of equity														6,200,000
Unit issuance costs														$ 1,100,000
Class A shares [member]
Statement Line Items [Line Items]
Number of units issued during period | shares						9,900,990	9,900,990
Warrant liabilities issued May 2018 [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | (per share)														$ 1.31
Fair value per shares issuable warrants | $ / shares											0.39
Derivative warrant liabilities [member]
Statement Line Items [Line Items]
Total financial liabilities at fair value through profit or loss													$ 4,300,000	$ 4,300,000	$ 4,300,000	5,900,000	$ 5,900,000
Unit issuance costs														$ 700,000
Warrant costs																$ 2,500,000
Warrant liabilities issued December 27, 2017 [member]
Statement Line Items [Line Items]
Number of units issued during period | shares						8,910,891	8,910,891
Exercise price, warrants issued | $ / shares															$ 1.26					$ 1.26
Fair value per shares issuable warrants | $ / shares						$ 0.60
Underwriter [member]
Statement Line Items [Line Items]
Number of shares issued for option exercised | shares			2,812,500						2,490,000	2,490,000
Issue of equity, number of shares | shares				1,429,500
Number of units issued during period | shares				1,429,500
Unit issued, price per unit | $ / shares				$ 1.05
Proceeds from issuing units				$ 1,500,000
Number of warrants issued during period | shares				1,429,500
Exercise price, warrants issued | $ / shares							$ 1.26
Underwriter [member] | Warrant liabilities issued May 2018 [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares				$ 1.31
Broker [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares											$ 1.05
Number of shares called by warrants | shares											547,975
Warrant costs											$ 283,000
Class B shares [Member]
Statement Line Items [Line Items]
Non-cumulative dividend rate													5.00%	5.00%	5.00%
Conversion ratio														1
Redeemable price per share | $ / shares													$ 0.80	$ 0.80	$ 0.80
Total number of shares issued | shares													0	0	0
Number of shares outstanding at end of period | shares													0	0	0
Class C shares [Member]
Statement Line Items [Line Items]
Non-cumulative dividend rate													5.00%	5.00%	5.00%
Conversion ratio														1
Redeemable price per share | $ / shares													$ 0.20	$ 0.20	$ 0.20
Total number of shares issued | shares													0	0	0
Number of shares outstanding at end of period | shares													0	0	0
Class D and E shares [Member]
Statement Line Items [Line Items]
Conversion ratio														1
Total number of shares issued | shares													0	0	0
Class D and E shares [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Non-cumulative dividend rate													0.50%	0.50%	0.50%
Class D and E shares [Member] | Top of range [member]
Statement Line Items [Line Items]
Non-cumulative dividend rate													2.00%	2.00%	2.00%
Class A shares [member]
Statement Line Items [Line Items]
Total number of shares issued | shares													0	0	0
Number of shares outstanding at end of period | shares													0	0	0

[1]	Warrant to acquire one Common Share of the Corporation at an exercise price of $1.31, expiring on May 9, 2023.
[2]	Warrant to acquire one Common Share of the Corporation at an exercise price of US$1.26, expiring on December 27, 2022.
[3]	In order to obtain one Common Share of the Corporation at an exercise price of US$15.00, 10 warrants must be exercised. Warrants expired on December 3, 2018.
[4]	Warrant to acquire one Common Share of the Corporation at an exercise price of $2.15, expiring on February 21, 2022.
[5]	Warrant to acquire one Common Share of the Corporation at an exercise price of $1.90 expiring on February 21, 2020, net of deferred tax expense of $129. Exercisable only for any portion of or all debentures paid by the Corporation prior to maturity.
[6]	Warrant to acquire one Common Share of the Corporation at an exercise price of $13.30, expired on December 3, 2018.
[7]	Warrant to acquire one Common Share of the Corporation at an exercise price of 2.15 expiring on February 21, 2018. 117,496 warrants amounted to $71 were exercised in November 2017 and 117,496 warrants expired on February 21, 2018